Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Cash and due from banks	68,692	61,763
Interest-bearing deposits with banks	1,515	1,945
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,022	183,455
Securities received as collateral	22,800	30,045
Trading assets	229,413	256,399
Investment securities	2,987	3,498
Other investments	10,329	12,022
Net loans	247,054	242,223
Premises and equipment	5,091	5,618
Goodwill	7,999	8,389
Other intangible assets	210	243
Brokerage receivables	52,045	45,768
Other assets	63,065	72,912
Assets of discontinued operations held-for-sale	1,584
Total assets	872,806	924,280
Liabilities and equity (CHF million)
Due to banks	23,108	31,014
Customer deposits	333,089	308,312
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94,032	132,721
Obligation to return securities received as collateral	22,800	30,045
Trading liabilities	76,635	90,816
Short-term borrowings	20,193	18,641
Long-term debt	130,042	148,134
Brokerage payables	73,154	64,676
Other liabilities	51,447	57,637
Liabilities of discontinued operations held-for-sale	1,140
Total liabilities	825,640	881,996
Total shareholders' equity	42,164	35,498
Noncontrolling interests	5,002	6,786
Total equity	47,166	42,284	41,085	43,015
Total liabilities and equity	872,806	924,280
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,787	4,523
Interest-bearing deposits with banks	81	82
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	127,153	130,175
Securities received as collateral	23,479	34,980
Trading assets	73,580	87,974
Investment securities	2	22
Other investments	5,116	6,252
Net loans	19,955	22,945
Premises and equipment	891	1,062
Goodwill	658	581
Other intangible assets	78	77
Brokerage receivables	25,667	20,672
Other assets	18,104	15,993
Assets of discontinued operations held-for-sale	11
Total assets	299,562	325,338
Liabilities and equity (CHF million)
Due to banks	251	164
Customer deposits	1	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	98,600	130,411
Obligation to return securities received as collateral	23,479	34,980
Trading liabilities	14,304	23,332
Short-term borrowings	42,842	22,157
Long-term debt	31,300	35,485
Brokerage payables	55,749	44,401
Other liabilities	11,284	12,927
Liabilities of discontinued operations held-for-sale	19
Total liabilities	277,829	303,858
Total shareholders' equity	18,583	17,970
Noncontrolling interests	3,150	3,510
Total equity	21,733	21,480
Total liabilities and equity	299,562	325,338
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	63,290	56,853
Interest-bearing deposits with banks	3,304	3,637
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	32,860	53,271
Securities received as collateral	(679)	(4,935)
Trading assets	156,156	168,628
Investment securities	1,625	1,917
Other investments	5,091	5,564
Net loans	211,202	204,553
Premises and equipment	4,004	4,354
Goodwill	6,463	6,929
Other intangible assets	132	166
Brokerage receivables	26,377	25,096
Other assets	43,452	56,789
Assets of discontinued operations held-for-sale	1,573
Total assets	554,850	582,822
Liabilities and equity (CHF million)
Due to banks	22,896	30,410
Customer deposits	321,850	297,689
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(4,568)	2,310
Obligation to return securities received as collateral	(679)	(4,935)
Trading liabilities	62,508	67,759
Short-term borrowings	(22,649)	(7,319)
Long-term debt	95,341	111,512
Brokerage payables	17,405	20,275
Other liabilities	39,795	44,440
Liabilities of discontinued operations held-for-sale	1,121
Total liabilities	533,020	562,141
Total shareholders' equity	21,409	16,797
Noncontrolling interests	421	3,884
Total equity	21,830	20,681
Total liabilities and equity	554,850	582,822
Bank
Assets (CHF million)
Cash and due from banks	68,077	61,376
Interest-bearing deposits with banks	3,385	3,719
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,013	183,446
Securities received as collateral	22,800	30,045
Trading assets	229,736	256,602
Investment securities	1,627	1,939
Other investments	10,207	11,816
Net loans	231,157	227,498
Premises and equipment	4,895	5,416
Goodwill	7,121	7,510
Other intangible assets	210	243
Brokerage receivables	52,044	45,768
Other assets	61,556	72,782
Assets of discontinued operations held-for-sale	1,584
Total assets	854,412	908,160
Liabilities and equity (CHF million)
Due to banks	23,147	30,574
Customer deposits	321,851	297,690
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94,032	132,721
Obligation to return securities received as collateral	22,800	30,045
Trading liabilities	76,812	91,091
Short-term borrowings	20,193	14,838
Long-term debt	126,641	146,997
Brokerage payables	73,154	64,676
Other liabilities	51,079	57,367
Liabilities of discontinued operations held-for-sale	1,140
Total liabilities	810,849	865,999
Total shareholders' equity	39,992	34,767
Noncontrolling interests	3,571	7,394
Total equity	43,563	42,161	38,351	41,150
Total liabilities and equity	854,412	908,160
Group parent company
Assets (CHF million)
Cash and due from banks	795	19
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	1,481	0
Other investments	42,570	35,088
Net loans	3,185	4,459
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	243	173
Assets of discontinued operations held-for-sale	0
Total assets	48,274	39,739
Liabilities and equity (CHF million)
Due to banks	3,242	3,753
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	2,784	437
Brokerage payables	0	0
Other liabilities	84	51
Liabilities of discontinued operations held-for-sale	0
Total liabilities	6,110	4,241
Total shareholders' equity	42,164	35,498
Noncontrolling interests	0	0
Total equity	42,164	35,498
Total liabilities and equity	48,274	39,739
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(180)	368
Interest-bearing deposits with banks	(1,870)	(1,774)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	9	9
Securities received as collateral	0	0
Trading assets	(323)	(203)
Investment securities	(121)	1,559
Other investments	(42,448)	(34,882)
Net loans	12,712	10,266
Premises and equipment	196	202
Goodwill	878	879
Other intangible assets	0	0
Brokerage receivables	1	0
Other assets	1,266	(43)
Assets of discontinued operations held-for-sale	0
Total assets	(29,880)	(23,619)
Liabilities and equity (CHF million)
Due to banks	(3,281)	(3,313)
Customer deposits	11,238	10,622
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(177)	(275)
Short-term borrowings	0	3,803
Long-term debt	617	700
Brokerage payables	0	0
Other liabilities	284	219
Liabilities of discontinued operations held-for-sale	0
Total liabilities	8,681	11,756
Total shareholders' equity	(39,992)	(34,767)
Noncontrolling interests	1,431	(608)
Total equity	(38,561)	(35,375)
Total liabilities and equity	(29,880)	(23,619)